Stock-Based Compensation - Summary of Common Stock Option Activity (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Options outstanding at Beginning of Period (shares)	835,786	840,298	840,298	846,874	0
Options granted (shares)	0	0	0	0	872,683
Exercised (shares)	0	0	0	(1,584)	0
Options forfeited (shares)	0	(2,112)	(4,512)	(4,992)	(25,809)
Options outstanding at End of Period (shares)	835,786	838,186	835,786	840,298	846,874
Options exercisable at end of period (shares)	835,786	44,442	42,042	23,133	0
Weighted-Average Exercise Price per share
Options outstanding at beginning or period (in dollars per share)	$ 11.00	$ 11.00	$ 11.00	$ 11.00	$ 0.00
Options granted (in dollars per share)	0.00	0.00	0.00	0.00	11.00
Exercised (in dollars per share)	0.00	0.00	0.00	11.00	0.00
Options forfeited (in dollars per share)	0.00	11.00	11.00	11.00	11.00
Options outstanding at end of period (in dollars per share)	11.00	11.00	11.00	11.00	11.00
Options exercisable at end of period (in dollars per share)	$ 11.00	$ 11.00	$ 11.00	$ 11.00	$ 0.00